CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
REVENUES
Time charter revenues	$ 36,941	$ 34,696	$ 72,251	$ 69,472
Total revenues	36,941	34,696	72,251	69,472
OPERATING EXPENSES
Vessel operating expenses	(7,551)	(6,114)	(13,757)	(12,286)
Administrative expenses	(6,489)	(2,779)	(10,630)	(5,514)
Depreciation and amortization	(5,134)	(5,012)	(10,245)	(10,223)
Total operating expenses	(19,174)	(13,905)	(34,632)	(28,023)
Equity in earnings (losses) of joint ventures	4,520	3,267	13,154	14,341
Operating income (loss)	22,287	24,058	50,773	55,790
FINANCIAL INCOME (EXPENSE), NET
Interest income	189	98	389	231
Interest expense	(5,309)	(9,635)	(10,505)	(15,293)
Other items, net	(693)	(658)	(1,204)	(1,311)
Total financial income (expense), net	(5,813)	(10,195)	(11,320)	(16,373)
Income (loss) before tax	16,474	13,863	39,453	39,417
Income tax benefit (expense)	(3,416)	(11,225)	(6,234)	(12,939)
Net income (loss)	13,058	2,638	33,219	26,478
Preferred unitholders' interest in net income	3,877	3,877	7,754	7,754
Limited partners' interest in net income (loss)	$ 9,181	$ (1,239)	$ 25,465	$ 18,724
Common units public [Member]
Earnings per unit
Earnings per share, basic	$ 0.28	$ (0.04)	$ 0.76	$ 0.55
Earnings per share, diluted	0.28	(0.04)	0.76	0.55
Common Units Hegh LNG [Member]
Earnings per unit
Earnings per share, basic	0.28	(0.04)	0.76	0.58
Earnings per share, diluted	$ 0.28	$ (0.04)	$ 0.76	$ 0.58